                                                        PRUCO LIFE INSURANCE COMPANY
                                                 PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                                                         Prudential Premier Series

                                                Supplement to Prospectuses Dated May 1, 2006
                                                     Supplement dated November 20, 2006

     Supplement dated November 20, 2006 to the May 1, 2006 Prospectuses for Pruco Life Insurance  Company's  Prudential  Premier Series
     Annuity and Pruco Life Insurance Company of New Jersey's Prudential Premier Series Annuity

     This Supplement  should be read and retained with the current  Prospectus for your annuity.  This Supplement is intended to update certain  information in the  Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current  Prospectus,  please contact us at 1-888-PRU-2888.

     We are issuing this  supplement to describe in the  prospectus  for the  Prudential  Premier  Series Annuity of each of Pruco Life
     Insurance Company and Pruco Life Insurance Company of New Jersey certain changes with regard to the annuitization  features of the
     Annuity.  These changes will be effective on or about November 20, 2006.

     In the Glossary of Terms of each prospectus, we substitute the following definitions:

     ANNUITIZATION
     The application of Account Value (or Protected  Income Value for the Guaranteed  Minimum Income Benefit,  if applicable) to one of the available  annuity  options for the Owner to begin  receiving  periodic  payments for life (or joint lives),  for a guaranteed minimum number of payments, or for life with a guaranteed minimum number of payments.

     ANNUITY DATE

     The date you choose for annuity  payments to commence.  Unless we agree  otherwise,  for Annuities issued on or after November 20,
     2006,  subject  to State  approval,  the  Annuity  Date must be no later than the first day of the month  coinciding  with or next following  the 95th birthday of the older of the Owner or Annuitant (unless we agree to another date).

     In the section entitled Access To Account Value, What Types Of Annuity Options Are Available?,  we add the following to the end of the second paragraph:

     For Annuities  issued on or after  November 20, 2006, and subject to State  approval,  your Annuity Date must be no later than the first day of the month  next  following  the 95th  birthday  of the older of the Owner or  Annuitant  (unless  we agree to another date),  and certain annuity options may not be available  depending on the age of the Owner or Annuitant.  Certain States may have different requirements, based on applicable laws.  Please refer to your Annuity contract.